       As filed with the Securities and Exchange Commission on December 11, 2001
                                                      1933 Act File No. 333-7008
                                                      1940 Act File No. 811-8227

______________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                            -----------------------

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]

                      POST-EFFECTIVE AMENDMENT NO. 22 [X]

                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]
                             AMENDMENT NO. 28 [X]

                        DEUTSCHE INVESTORS FUNDS, INC.
                     (formerly Flag Investors Funds, Inc.)

              (Exact Name of Registrant as Specified in Charter)

                     One South Street Baltimore, MD 21202
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (800) 638-2596

                              Edward J. Veilleux
                     One South Street Baltimore, MD 21202

                    (Name and Address of Agent for Service)

                        Copy to: Richard W. Grant, Esq.
                          Morgan, Lewis & Bockius LLP
                              1701 Market Street
                            Philadelphia, PA 19103


It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[_] on __________ pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Parts A, B, and C to this Amendment to the Registration Statement are incorporated herein by reference to Post-Effective Amendment.21 under the Securities Act of 1933, as amended, and Amendment No.27 under the Investment Company Act of 1940, as filed with the Commission on September 27, 2001.
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Deutsche Investors Funds, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, in the State of Maryland, on the 11th day of December, 2001.

                                     Deutsche Investors Funds, Inc.

                                     By: /s/ Richard T. Hale*
                                         --------------------
                                         Richard T. Hale
                                         President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


NAME                                TITLE                   DATE

By:/s/ Truman T. Semans*            Chairman and            December 11, 2001
   ------------------------                                 -----------------
   Truman T. Semans                 Director

/s/ Richard T. Burt*                Director                December 11, 2001
---------------------------                                 -----------------
Richard R. Burt

/s/ Carl W. Vogt*                   Director                December 11, 2001
---------------------------                                 -----------------
Carl W. Vogt

/s/ Joseph R. Hardiman*             Director                December 11, 2001
---------------------------                                 -----------------
Joseph R. Hardiman

/s/ Louis E. Levy*                  Director                December 11, 2001
---------------------------                                 -----------------
Louis E. Levy

/s/ Eugene J. McDonald*             Director                December 11, 2001
---------------------------                                 -----------------
Eugene J. McDonald

/s/ Rebecca W. Rimel*               Director                December 11, 2001
---------------------------                                 -----------------
Rebecca W. Rimel

/s/ Robert H. Wadsworth*            Director                December 11, 2001
---------------------------                                 -----------------
Robert H. Wadsworth

/s/ Charles A. Rizzo*               Chief Financial and     December 11, 2001
---------------------------                                 -----------------
Charles A. Rizzo                    Accounting Officer

*By:/s/ Daniel O. Hirsch            Attorney-in-Fact        December 11, 2001
    -----------------------                                 -----------------
    Daniel O. Hirsch


*  By Power of Attorney -
   Powers of Attorney filed herewith.